Severance Indemnities and Pension Plans [Text Block] (Tables)	6 Months Ended
Sep. 30, 2018
Retirement Benefits [Abstract]
Components of Net Periodic Benefit Cost of Pension Benefits, SIPs and Other Benefits [Table Text Block]

	Six months ended September 30,
	Domestic subsidiaries		Foreign offices and subsidiaries
	2017	2018	2017		2018
	Pension benefits and SIPs	Pension benefits and SIPs	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Service cost—benefits earned during the period	¥23,539	¥24,205	¥5,646	¥348	¥5,975	¥271
Interest cost on projected benefit obligation	7,266	6,764	7,651	540	7,407	515
Expected return on plan assets	(34,144)	(37,170)	(16,069)	(1,062)	(16,413)	(1,139)
Amortization of net actuarial loss	3,946	612	5,740	563	3,492	349
Amortization of prior service cost	(580)	(604)	(1,547)	(1,391)	(1,496)	(995)
Gain on settlements and curtailment	(2,019)	(3,901)	—	—	—	—

Net periodic benefit cost (income)	¥(1,992)	¥(10,094)	¥1,421	¥(1,002)	¥(1,035)	¥(999)

Contributed to Plan Assets and Expected to Contribute for Remainder of Fiscal Year [Table Text Block]

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIPs	Pension benefits	Other benefits
	(in billions)
For the six months ended September 30, 2018	¥36.4	¥1.2	¥0.2
For the remainder of the fiscal year ending March 31, 2019	¥8.1	¥0.4	¥0.2